Property and Equipment, Net (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 131,000	$ 119,000	$ 392,000	$ 276,000	$ 402,000	$ 233,000
Research and development [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	102,000	90,000	304,000	189,000	286,000	120,000
General and administrative [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 29,000	$ 29,000	$ 88,000	$ 87,000	$ 116,000	$ 113,000